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10047799

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
ProShares Advisors LLC

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

MVV: S&P MidCap 400 Index; MYY: S&P MidCap 400 Index; MZZ: S&P MidCap 400 Index; PSQ: Nasdaq 100 Index; QID: Nasdaq 100 Index; QLD: Nasdaq 100 Index; RWM: Russell 2000 Index; SAA: S&P SmallCap 600 Index; SBB: S&P SmallCap 600 Index; SDD: S&P SmallCap 600 Index; SDK: Russell MidCap Growth Index; SDOW: Dow Jones Industrial Average; SDS: S&P 500 Index; SFK: Russell 1000 Growth Index; SH: S&P 500 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 15 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
MVV, MYY, MZZ, PSQ, QID, QLD, RWM, SAA, SBB, SDD, SDK, SDOW, SDS, SFK, SH

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

MVV: AMEX, ARCA, NASDAQ, NYSE; MYY: AMEX, ARCA, NASDAQ, NYSE; MZZ: AMEX, ARCA, NASDAQ, NYSE; PSQ: NASDAQ; QID: NASDAQ; QLD: NASDAQ; RWM: AMEX, ARCA, NASDAQ, NYSE; SAA: AMEX, ARCA, NASDAQ, NYSE; SBB: AMEX, ARCA, NASDAQ, NYSE; SDD: AMEX, ARCA, NASDAQ, NYSE; SDK: AMEX, ARCA, NASDAQ, NYSE; SDOW: AMEX, ARCA, NYSE, NASDAQ; SDS: AMEX, ARCA, NASDAQ, NYSE; SFK: AMEX, ARCA, NASDAQ, NYSE; SH: AMEX, ARCA, NASDAQ, NYSE

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	[signature]
Date:	**21-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 23 2010